Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Liability for employees' retirement benefits	¥ 531,614	¥ 458,453
Accrued enterprise tax	21,659	12,954
Property, plant, equipment, software and other	358,883	349,013
Compensated absences	76,631	82,257
Accrued bonus	32,771	34,933
Unamortized purchases of leased assets	5,801	6,708
Operating loss carryforwards	198,155	201,211
Accrued liabilities for loyalty programs	34,284	45,477
Deferred revenues regarding Nikagetsu Kurikoshi	15,820	10,723
Investments in affiliates	110,549	102,848
Other	194,075	186,501
Total gross deferred tax assets	1,580,242	1,491,078
Less-Valuation allowance	(171,710)	(265,950)
Total deferred tax assets	1,408,532	1,225,128
Deferred tax liabilities:
Unrealized gains on securities	(46,367)	(64,773)
Investment in subsidiary, principally arising upon issuance of stock	(207,594)	(226,474)
Property, plant, equipment and other	(122,843)	(119,714)
Identifiable intangible assets	(79,232)	(82,550)
Investments in affiliates	(58,964)	(59,687)
Prepaid pension costs	(25,080)	(36,078)
Other	(32,115)	(28,405)
Total gross deferred tax liabilities	(572,195)	(617,681)
Net deferred tax assets	¥ 836,337	¥ 607,447